Indebtedness (Debt Issuances Outstanding) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 US Dollar Notes [Member] 6.875% US Dollar Notes Due March 2014 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] US Dollar Notes Due February 2015 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 2.5% US Dollar Notes Due May 2016 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 2.5% US Dollar Notes Due May 2016 [Member] USD ($)		Dec. 31, 2013 US Dollar Notes [Member] 1.625% US Dollar Notes Due March 2017 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 1.125% US Dollar Notes Due August 2017 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 5.650% US Dollar Notes Due May 2018 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 1.875% US Dollar Notes Due January 2019 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.5% US Dollar Notes Due March 2020 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.125% US Dollar Notes Due May 2021 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 2.900% US Dollar Notes Due November 2021 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 2.500% US Dollar Notes Due August 2022 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 2.625% US Dollar Notes Due March 2023 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 3.600% US Dollar Notes Due November 2023 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 6.375% Percent US Dollar Notes Due May 2038 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.375% US Dollar Notes Due November 2041 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.500% US Dollar Notes Due March 2042 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 3.875% US Dollar Notes Due August 2042 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.125% US Dollar Notes Due March 2043 [Member] USD ($)	Dec. 31, 2013 US Dollar Notes [Member] 4.875% US Dollar Notes Due November 2043 [Member] USD ($)	Dec. 31, 2013 Foreign Currency Obligations [Member] 5.875% Euro Notes Due September 2015 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 5.875% Euro Notes Due September 2015 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 5.75% Euro Notes Due March 2016 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 5.75% Euro Notes Due March 2016 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 2.125% Euro Notes Due May 2019 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 2.125% Euro Notes Due May 2019 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 1.75% Euro Notes Due March 2020 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 1.75% Euro Notes Due March 2020 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 2.875% Euro Notes Due May 2024 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 2.875% Euro Notes Due May 2024 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 2.750% Euro Notes Due March 2025 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 2.750% Euro Notes Due March 2025 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 3.125% Euro Notes Due June 2033 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 3.125% Euro Notes Due June 2033 [Member] EUR (€)	Dec. 31, 2013 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due December 2016 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due December 2016 [Member] CHF	Dec. 31, 2013 Foreign Currency Obligations [Member] 0.875% Swiss Franc Notes Due March 2019 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 0.875% Swiss Franc Notes Due March 2019 [Member] CHF	Dec. 31, 2013 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 1.000% Swiss Franc Notes Due September 2020 [Member] CHF	Dec. 31, 2013 Foreign Currency Obligations [Member] 2.000% Swiss Franc Notes Due December 2021 [Member] USD ($)		Dec. 31, 2013 Foreign Currency Obligations [Member] 2.000% Swiss Franc Notes Due December 2021 [Member] CHF
Debt Instrument [Line Items]
Face Value	$ 1,250	$ 400	$ 650	$ 600		$ 550	$ 750	$ 2,500	$ 750	$ 1,000	$ 350	$ 750	$ 750	$ 600	$ 500	$ 1,500	$ 750	$ 700	$ 750	$ 850	$ 750	$ 1,105	[1]	€ 750	$ 976	[1]	€ 750	$ 951	[1]	€ 750	$ 1,621	[1]	€ 1,250	$ 761	[1]	€ 600	$ 972	[1]	€ 750	$ 648	[1]	€ 500	$ 362	[1]	325	$ 217	[1]	200	$ 334	[1]	325	$ 335	[1]	300
Interest Rate	6.875%		2500000.00%	2.50%		1.625%	1.125%	5.65%	1.875%	4.50%	4.125%	2.90%	2.50%	2.625%	3.60%	6.375%	4.375%	4.50%	3.875%	4.125%	4.875%	5.875%		5.875%	5.75%		5.75%	2.125%		2.125%	1.75%		1.75%	2.875%		2.875%	2.75%		2.75%	3.125%		3.125%	1.00%		1.00%	0.875%		0.875%	1.00%		1.00%	2.00%		2.00%
Issuance	Nov. 01, 2008		May 01, 2011	Aug. 01, 2011	[2]	Mar. 01, 2012	Aug. 01, 2012	May 01, 2008		Mar. 01, 2010	May 01, 2011	Nov. 01, 2011	Aug. 01, 2012			May 01, 2008	Nov. 01, 2011	Mar. 01, 2012	Aug. 01, 2012			Sep. 01, 2008		Sep. 01, 2008	Mar. 01, 2009		Mar. 01, 2009	May 01, 2012		May 01, 2012				May 01, 2012		May 01, 2012							Dec. 01, 2011		Dec. 01, 2011				Sep. 01, 2012		Sep. 01, 2012	Dec. 01, 2011		Dec. 01, 2011
Maturity	Mar. 01, 2014	Feb. 26, 2015	May 01, 2016	May 01, 2016		Mar. 01, 2017	Aug. 01, 2017	May 01, 2018	Jan. 15, 2019	Mar. 01, 2020	May 01, 2021	Nov. 01, 2021	Aug. 01, 2022	Mar. 06, 2023	Nov. 15, 2023	May 01, 2038	Nov. 01, 2041	Mar. 01, 2042	Aug. 01, 2042	Mar. 04, 2043	Nov. 15, 2043	Sep. 01, 2015		Sep. 01, 2015	Mar. 01, 2016		Mar. 01, 2016	May 01, 2019		May 01, 2019	Mar. 19, 2020		Mar. 19, 2020	May 01, 2024		May 01, 2024	Mar. 19, 2025		Mar. 19, 2025	Jun. 03, 2033		Jun. 03, 2033	Dec. 01, 2016		Dec. 01, 2016	Mar. 11, 2019		Mar. 11, 2019	Sep. 01, 2020		Sep. 01, 2020	Dec. 01, 2021		Dec. 01, 2021

[1]	USD equivalents for foreign currency notes were calculated based on exchange rates on the date of issuance.
[2]	The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.